AMG Managers Global Income Opportunity Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2019

	Principal				Principal
	Amount†		Value		Amount†	Value

Corporate Bonds and Notes - 46.4%				Covanta Holding Corp.
Financials - 14.4%				5.875%, 07/01/25	$30,000	$31,275
American Homes 4 Rent LP				CSX Corp.
4.900%, 02/15/29	$25,000		$28,394	3.800%, 03/01/28	70,000	76,270
				CVS Health Corp.
Bank of America Corp.				4.300%, 03/25/28	25,000	27,033
Series MTN				4.100%, 03/25/25	50,000	53,423
4.200%, 08/26/24	130,000		139,437
				Delta Air Lines 2015-1 Class B Pass
Barclays PLC (United Kingdom)				Through Trust
3.650%, 03/16/25	200,000		204,680	Series 15-1
Brookfield Finance, Inc. (Canada)				4.250%, 07/30/23	51,335	54,897
4.850%, 03/29/29	25,000		28,294	Embraer Netherlands Finance BV (Netherlands)
Citigroup, Inc.				5.050%, 06/15/25	70,000	76,563
4.400%, 06/10/25	75,000		80,729	Enbridge, Inc. (Canada)
Goodman Australia Industrial Fund Bond Issuer				2.900%, 07/15/22	25,000	25,472
Pty, Ltd. (Australia)				Energy Transfer Partners, LP
3.400%, 09/30/26 [1]	60,000		61,094
				4.050%, 03/15/25	210,000	219,728
HSBC Holdings PLC (United Kingdom)				General Motors Financial Co., Inc.
Series EMTN				4.000%, 01/15/25	120,000	123,200
5.750%, 12/20/27	55,000	GBP	83,758
				Glencore Finance Canada, Ltd. (Canada)
JPMorgan Chase & Co.				5.550%, 10/25/42[1,5]	115,000	124,694
3.900%, 07/15/25	50,000		53,908
3.875%, 02/01/24	25,000		26,637	Hyundai Capital America
Series X, (3 month LIBOR + 3.330%), 6.100%,				2.750%, 09/27/26[1]	85,000	82,810
04/01/68 [2,3]	65,000		70,513	Intel Corp.
Lloyds Banking Group PLC (United Kingdom)				3.700%, 07/29/25	100,000	108,359
4.500%, 11/04/24	200,000		208,793	INVISTA Finance LLC
Mid-America Apartments, LP				4.250%, 10/15/19[1]	130,000	130,064
4.200%, 06/15/28	95,000		104,755	Kinder Morgan Energy Partners, LP
Old Republic International Corp.				4.250%, 09/01/24	110,000	117,948
4.875%, 10/01/24	100,000		109,513	KT Corp. (South Korea)
Santander Holdings USA, Inc.				2.500%, 07/18/26 [1]	200,000	197,256
2.650%, 04/17/20	110,000		110,208	Latam Airlines 2015-1 Pass Through
Ventas Realty, LP				Trust A (Chile)
3.100%, 01/15/23	70,000		71,780	4.200%, 11/15/27	43,791	44,789
Total Financials			1,382,493	Nissan Motor Acceptance Corp.
				3.650%, 09/21/21[1]	60,000	61,379
Industrials - 25.7%
Air Canada 2017-1 Class AA Pass Through Trust				Petrobras Global Finance BV (Netherlands)
(Canada)				5.999%, 01/27/28	15,000	16,702
3.300%, 01/15/30[1]	47,440		48,926	Southern Copper Corp. (Peru)
Alfa, SAB de CV (Mexico)				3.875%, 04/23/25	130,000	135,277
5.250%, 03/25/24 [1]	200,000		215,600	Toyota Motor Credit Corp. MTN
Anheuser-Busch InBev Worldwide, Inc.				2.650%, 04/12/22	35,000	35,610
4.750%, 01/23/29	45,000		52,302	Videotron, Ltd. (Canada)
				5.125%, 04/15/27 [1]	30,000	31,725
BMW US Capital LLC
3.150%, 04/18/24 [1,4]	25,000		25,898	Weibo Corp. (China)
Broadcom Inc.				3.500%, 07/05/24	200,000	203,170
4.250%, 04/15/26 [1]	25,000		25,823	Whiting Petroleum Corp.
				6.250%, 04/01/23 [4]	40,000	30,800
Burlington Northern Santa Fe LLC				6.625%, 01/15/26[4]	10,000	6,750
4.050%, 06/15/48	65,000		74,567
				Total Industrials		2,458,310

AMG Managers Global Income Opportunity Fund
Schedule of Portfolio Investments (continued)

	Principal				Principal
	Amount†		Value		Amount†		Value

Utilities - 6.3%				Colombian TES
				Series B
CenterPoint Energy, Inc.				6.250%, 11/26/25	189,000,000	COP	$56,691
3.850%, 02/01/24	$30,000		$31,655
				Dominican Republic International, Bonds
Duke Energy Corp.				8.625%, 04/20/27 [1]	$100,000		119,626
3.150%, 08/15/27	70,000		72,737
				Export Development Canada
Emgesa, S.A. ESP (Colombia)				1.800%, 09/01/22	55,000	CAD	41,655
8.750%, 01/25/21 [1]	320,000,000	COP	95,402
				French Republic Government Bond OAT
Enel Chile, S. A. (Chile)				1.750%, 11/25/24	20,000	EUR	24,474
4.875%, 06/12/28	20,000		22,225	4.250%, 10/25/23	315,000	EUR	413,505
Enel Finance International NV (Netherlands)				Hellenic Republic Government Bond
1.375%, 06/01/26	100,000	EUR	117,054	3.750%, 01/30/28	45,000	EUR	58,543
4.625%, 09/14/25 [1]	200,000		218,445
				Indonesia Government International Bonds
Virginia Electric & Power Co.				4.750%, 01/08/26[1]	200,000		220,517
Series A
3.800%, 04/01/28	40,000		43,774	Indonesia Treasury Bond
				Series FR78
Total Utilities			601,292	8.250%, 05/15/29	380,000,000	IDR	28,589
Total Corporate Bonds and Notes
				Italy Buoni Poliennali Del Tesoro
(Cost $4,298,525)			4,442,095	2.000%, 02/01/28	115,000	EUR	139,166
U. S. Government and Agency Obligations -				5.000%, 03/01/22	90,000	EUR	110,403
17.1%				Japan Government Thirty Year Bond
Fannie Mae - 4.0%				Series 62
FNMA,				0.500%, 03/20/49	6,950,000	JPY	66,934
3.500%, 07/01/49 [6]	372,882		383,580	Korea Treasury Bond
U. S. Treasury Obligations - 13.1%				Series 2209
				2.000%, 09/10/22	189,070,000	KRW	160,931
U. S. Treasury Bonds,
2.875%, 05/15/49	85,000		99,135	Mexican Bonos
				Series M 5.750%, 03/05/26	3,630,000	MXN	174,100
U. S. Treasury Notes,				Series M 6.500%, 06/10/21	850,000	MXN	42,924
1.625%, 08/15/29	290,000		288,663	Series M 8.000%, 12/07/23	1,600,000	MXN	84,886
1.875%, 03/31/22	260,000		261,767
3.125%, 11/15/28[7]	355,000		398,543	New South Wales Treasury Corp., Bonds
2.875%, 10/15/21	205,000		210,005	Series 22
				6.000%, 03/01/22	150,000	AUD	113,504
Total U. S. Treasury Obligations			1,258,113
				Norway Government Bonds
Total U.S. Government and Agency Obligations				Series 474
(Cost $1,597,575)			1,641,693	3.750%, 05/25/21[1]	485,000	NOK	55,520
Foreign Government Obligations - 34.7%				South Africa Government Bond
Argentine Republic Government				Series R213
International Bond				7.000%, 02/28/31	2,680,000	ZAR	149,788
7.125%, 06/28/17	95,000		41,231	Spain Government Bond
Australia Government Bond				Series 30Y
Series 133				2.700%, 10/31/48[1]	60,000	EUR	92,404
5.500%, 04/21/23	75,000	AUD	59,067	Spain Government Bonds
Bonos de la Tesoreria de la Republica en pesos				1.600%, 04/30/25 [1]	95,000	EUR	114,175
4.000%, 03/01/23 [1]	20,000,000	CLP	29,077	4.400%, 10/31/23[1]	105,000	EUR	136,746
4.500%, 03/01/26	45,000,000	CLP	68,913	Thailand Government Bonds
Brazil Notas Do Tesouro Nacional				2.125%, 12/17/26	5,000,000	THB	170,988
10.000%, 01/01/21	460,000	BRL	117,155	Turkey Government Bond
10.000%, 01/01/27	165,000	BRL	46,561	12.400%, 03/08/28	300,000	TRY	51,107
Bundesrepublik Deutschland Bundesanleihe				United Kingdom Gilt
0.500%, 08/15/27	20,000	EUR	23,926	1.500%, 07/22/26	130,000	GBP	173,146

AMG Managers Global Income Opportunity Fund
Schedule of Portfolio Investments (continued)

Principal
	Amount†		Value					Shares	Value

Foreign Government Obligations - 34.7%				Other Investment Companies - 4.4%
(continued)				Dreyfus Government Cash Management Fund,
United Kingdom Gilt				Institutional Shares, 1.85%[9]				140,947	$140,947
2.750%, 09/07/24	100,000	GBP	$137,862
Dreyfus Institutional Preferred Government
Total Foreign Government Obligations				Money Market Fund, Institutional Shares,
(Cost $3,425,782)			3,324,114	1.90% [9]				140,947	140,947

	Principal			JPMorgan U.S. Government Money Market Fund,
	Amount			IM Shares, 1.87%[9]				145,218	145,218
Short-Term Investments - 5.1%				Total Other Investment Companies					427,112
Joint Repurchase Agreements - 0.7%[8]				Total Short-Term Investments
				(Cost $494,200)					494,200
RBC Dominion Securities, Inc. , dated 09/30/19,
due 10/01/19, 2.370% total to be received				Total Investments - 103.3%
$67,092 (collateralized by various				(Cost $9,816,082)					9,902,102
U. S. Government Agency Obligations and				Other Assets, less Liabilities - (3.3)%					(320,873)
U. S. Treasuries, 0.000% - 6.500%, 10/15/19 -
09/01/49, totaling $68,430)	$67,088		67,088	Net Assets - 100.0%					$9,581,229

† Principal amount stated in U.S. dollars unless otherwise stated.				EMTN	European Medium Term Note
[1] Security exempt from registration under Rule 144A of the Securities Act of 1933. This				FNMA	Fannie Mae
security may be resold in transactions exempt from registration, normally to qualified				LIBOR	London Interbank Offered Rate
buyers. At September 30, 2019, the value of these securities amounted to $2,087,181 or				MTN	Medium-Term Note
21.8% of net assets.
CURRENCY ABBREVIATIONS:
[2] Perpetuity Bond. The date shown is the final call date.
				AUD	Australian Dollar
[3] Variable rate security. The rate shown is based on the latest available information as of
September 30, 2019. Certain variable rate securities are not based on a published				BRL	Brazilian Real
reference rate and spread but are determined by the issuer or agent and are based on				CAD	Canadian Dollar
current market conditions. These securities do not indicate a reference rate and				CLP	Chile Peso
spread in their description above.				COP	Colombia Peso
[4] Some of these securities, amounting to $62,813 or 0.7% of net assets, were out on loan				EUR	Euro Dollar
to various borrowers and are collateralized by cash. See below for more information.
				GBP	British Pound
[5] Step Bond: A debt instrument with either deferred interest payments or an interest
rate that resets at specific times during its term.				IDR	Indonesia Rupiah
[6] All or part of the security is delayed delivery transaction. The market value for delayed				JPY	Japanese Yen
delivery security at September 30, 2019, amounted to $383,580, or 4.0% of net assets.				KRW	Korean Won
[7] Some or all of this security is held as collateral for futures contracts. The market value				MXN	Mexico Peso
of collateral at September 30, 2019, amounted to $398,543, or 4.2% of net assets.				NOK	Norwegian Krone
[8] Cash collateral received for securities lending activity was invested in these joint				THB	Thailand Baht
repurchase agreements.				ZAR	South Africa Rand
[9] Yield shown represents the September 30, 2019, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

Open Futures Contracts
								Current	Value and
					Number of		Expiration	Notional	Unrealized
Description			Currency		Contracts	Position	Date	Amount	Gain/(Loss)
10-Year U.S. Treasury Note				USD	4	Long	12/19/19	$521,250	$(4,601)

CURRENCY ABBREVIATIONS:
USD US Dollar

AMG Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

Open Forward Foreign Currency Contracts
							Receivable/
Currency		Currency					Payable
Purchased	Amount	Sold	Amount	Expiration	Counterparty		Amount
					UBS
Canadian Dollar	515,000	U. S. Dollar	391,210	12/18/19	Securities LLC		$(1,969)
					JPMorgan
Chinese Offshore Yuan	410,000	U. S. Dollar	57,480	12/18/19	Chase		(174)
Euro	950,000	U. S. Dollar	1,054,493	12/18/19	Morgan Stanley		(12,681)
Japanese Yen	178,300,000	U. S. Dollar	1,672,605	12/18/19	Credit Suisse		(13,927)
					UBS
Sweden Krona	580,000	U. S. Dollar	59,265	12/18/19	Securities LLC		(25)
U. S. Dollar	76,844	Australian Dollar	112,000	12/18/19	Credit Suisse		1,060
U. S. Dollar	82,893	Brazilian Real	345,000	12/03/19	Merrill Lynch		191
U. S. Dollar	150,703	Colombia Peso	510,710,000	12/18/19	Credit Suisse		4,490
					UBS
U. S. Dollar	284,214	Mexico Peso	5,655,000	12/18/19	Securities LLC		1,225
					UBS
U. S. Dollar	157,584	Thailand Baht	4,825,000	12/18/19	Securities LLC		(416)
U. S. Dollar	154,380	South Africa Rand	2,305,000	12/18/19	Citibank		3,731
Total Forward Foreign Currency Contracts							$(18,495)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2019:
				Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes †				—	$4,442,095	—	$4,442,095
U. S. Government and Agency Obligations †				—	1,641,693	—	1,641,693
Foreign Government Obligations				—	3,324,114	—	3,324,114
Short-Term Investments
Joint Repurchase Agreements				—	67,088	—	67,088
Other Investment Companies				$427,112	—	—	427,112
Total Investments in Securities				$427,112	$9,474,990	—	$9,902,102
Financial Derivative Instruments - Assets
Foreign Currency Exchange Contracts				—	$10,697	—	$10,697
Financial Derivative Instruments - Liabilities
Foreign Currency Exchange Contracts				—	(29,192)	—	(29,192)
Interest Rate Futures Contracts				$(4,601)	—	—	(4,601)
Total Financial Derivative Instruments				$(4,601)	$(18,495)	—	$(23,096)

† All corporate bonds and notes and U. S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U. S.
government and agency obligations by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.

For the period ended September 30, 2019, there were no transfers in or out of Level 3.

AMG Managers Global Income Opportunity Fund
Schedule of Portfolio Investments (continued)

The country allocation in the Schedule of Portfolio Investments at September 30, 2019 is as follows:

			% of Long-Term
Country			Investments
Argentina			0.4
Australia			2.5
Brazil			1.7
Canada			3.2
Chile			1.8
China			2.2
Colombia			1.6
Dominican Republic			1.3
France			4.7
Germany			0.3
Greece			0.6
Indonesia			2.6
Italy			2.7
Japan			0.7
Mexico			5.5
Netherlands			4.6
Norway			0.6
Peru			1.4
South Africa			1.6
South Korea			3.8
Spain			3.6
Thailand			1.8
Turkey			0.5
United Kingdom			8.6
United States			41.7
			100.0

The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at September 30, 2019, were as follows:
	Cash	Securities	Total
Securities	Collateral	Collateral	Collateral
Loaned	Received	Received	Received
$62,813	$67,088	—	$67,088

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.

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